Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
COMMITMENTS

NOTE 12 - COMMITMENTS:

A.	Israeli government grants:

1)	Through December 31, 2024, the Company received grants from the Israeli Innovation Authority (“IIA”) in the cumulative amount of approximately $4.3 million for support programs in research and development activities. In exchange for the support from the Innovation Authority, the Company is subject to the provisions of the Encouragement of Research and Development Law in connection with intellectual property.

Out of the above $ 4.3 million received: (i) $ 2.5 million is subject to payment of royalties at a rate of between 3% and 5% (in accordance with the Encouragement of Research and Development in Industry Regulations (Rate of Royalties and Rules for their Payment), 5756 - 1996) from all revenues derived from the use of technology developed. The royalty payments are linked to the dollar, and bear LIBOR interest (commencing January 1, 2024 – LIBOR was replaced for that purpose with variable annual interest at the rate of the Secured Overnight Financing Rate (“SOFR”) as published on the first trading day of each calendar year). Subject to the Company’s announcement to the IIA regarding the feasibility of a partial transfer of production outside Israel, the royalty ceiling was increased to 120% of the above amounts received.

(ii) $ 0.8 million is for technology that has not matured into a product and for which no royalties will be paid, and

(iii) $ 1.0 million is for grants that do not bear any royalties.

2)	As of December 31, 2024, the Company received grants from the Israel Ministry of Energy in the cumulative amount of approximately $ 0.6 million for support programs in research and development activities. In return, the Company is obligated, inter alia, to pay royalties of between 3% and 5% of all revenues from the use of the technology developed, up to the ceiling of the total amount of such support which is linked to the Israeli Consumer Price Index plus annual interest at the rate established by the Israeli Accountant General.
3)	In addition, the Company received in prior years under two support programs of the Israel Ministry of Economy and Industry, an amount of approximately $56 thousand each in connection with the Company’s international marketing activities. In return for the said support, the Company is obligated to pay royalties of 3% of the Company’s revenues from exports to countries for which the support was received.

4)	As of December 31, 2024, the total amount that may be payable by the Company under the above grants (including accrued interest) is approximately $3.8 million.

B.	New York Power Authority (“NYPA”) Project

Under a cooperation agreement (the “Agreement”) signed in January 2018 with the New York Power Authority (“NYPA”) the Company designed and built a pilot facility that includes a high temperature storage combined heat established and power unit developed by the Company (the “Product”). In December 2023, the Company successfully completed commissioning the facility that was handed over to a university in New York, following training. As from January 2024, the facility provides electricity and hot water to the campus of the university.

Pursuant to the provisions of the Agreement, signed for a period of 10 years, and amendment made thereto in prior years, NYPA bore the costs of engineering services and the cost of materials required for the integration of the Product, including providing technical and logistical support for the commissioning of the Product. In addition, NYPA undertook to support the marketing efforts of the TES solution developed by the Company in the US and Canada.

As part of the Project financing, the Company and NYPA (hereinafter – “the Parties”) received a conditional grant from the Bird Foundation (Israel-United States Research and Development Foundation), in the sum of $1 million, for which the Company is committed to pay the Bird Foundation royalties from gross revenues derived from the sale, leasing or other marketing or commercial exploitation, including service or maintenance contracts of the Product, or the licensing of the Product, at the rate of 5%. Refund amount increases in stages over time, up to a maximum refund of 150% of the total amount of the grant, subject to the extension of the repayment period.

Under the Agreement, the Company will pay annual royalties to NYPA of 5% from gross sales made, beginning June 1, 2022, until NYPA has been fully compensated for the expenditure amounts agreed between the Parties. Royalties for each year will be paid in the subsequent year, the first of which was done in 2023 and included retroactive payment of the royalty liability since January 11, 2018, in an immaterial amount.

As of December 31, 2024, the balance of the royalty commitment to NYPA under the above grants amounts to $ 1,091 thousand.

After NYPA is fully compensated for the above amount, NYPA shall receive 3.5% royalties from gross sales made within the US territory, for the remainder of a 10-year-period beginning upon the initial sale or licensing of the Product to a third party (2019).

C.	Lease agreements with customers:

1)	On September 14, 2023 the Company signed an agreement with an Israeli beverage producing company (“Tempo”), to build and assemble a bGen™ TES unit (see Note 5), that will provide, when commissioned, industrial steam to one of Tempo’s manufacturing locations.

Under the agreement, Tempo has undertaken to participate in all costs to build, install and integrate the system with its facilities, and pay to the Company participation up to the amount of NIS 3.4 million (approximately $ 0.9 million) with respect to the building and installation costs. The funding of the project will also be supported by the Israeli Ministry of Economy and Industry, that has approved it as a Clean Project, with a participation grant of NIS 2.2 million (approximately $595 thousand).

Commencement of the lease will be after a running-in period of 60 days. Following this, the system will provide steam services to Tempo exclusively, for a period of 15 years, at a fixed price per ton of steam produced by the unit (the facility will operate on electricity and water supplied by Tempo). The Company has guaranteed Tempo minimum annual capacity of 19,000 ton of steam, which is also the threshold for Tempo’s “take-or-pay” obligation, that currently amounts to NIS 323 thousand per annum (approximately $ 89 thousand).

During the steam provision period, the Company will provide level B maintenance services to the unit for NIS 120 thousand per annum. The steam price and maintenance services are linked to the Israeli CPI and will be updated every 5 years. The Company will be the sole owner of the system during the period of installation and the provision of steam services. Tempo will have the right to register a lien on 50% of the system to ensure its rights under the agreement.

Starting the third year of the provision of steam, Tempo will have the right to purchase the unit (for its own use only and on “as is” basis) for a consideration that is based on a formula stipulated in the agreement. Tempo will also have the right for termination and compensation if the system fails to supply certain performance measurements as determined in the agreement; termination by Tempo after commissioning for any other reason will oblige Tempo, inter alia, to pay any outstanding balance of the participation amount and the minimum “take-or-pay” fees for the remainder of the lease term. As of the balance sheet date, the Company completed the first milestone of the agreement, for which Tempo is required to pay 40% of the participation amount above.

2)	On January 29, 2024, an agreement was signed with the Wolfson Medical Center (“Hospital”) in the city of Holon, pursuant to which the Company will build and install on the Hospital premises a bGenTM TES unit that will provide industrial steam and other services to the Hospital (including maintenance services of the TES System that will be charged separately (the “Services”)).

The TES System will operate using electricity and water supplied by the Hospital and will provide the Services for a period of 7 years, commencing no later than 15 months after obtaining all necessary regulatory approvals and allowing for a two-month running-in period.

The operation of the TES unit, and the required maintenance thereafter will be the responsibility of the Company which has also guaranteed efficiency ratios of the TES unit during the service period that will be examined annually; subject to a contractual remedy period, any failure to meet certain efficiency ratio may give the Hospital cause to terminate the agreement and claim compensation as determined in the agreement.

In consideration for the Services, the Hospital will pay a total of approximately NIS 11.9 million (approximately – $3.3 million), over the lease period as follows: NIS 2.1 million in each of the first three years, NIS 1.7 million in the fourth year and NIS 1.3 million in each of the remaining three years (approximately $ 0.6 million, $ 0.45 million and $ 0.35 million, respectively) and will have the option to acquire the TES unit after the conclusion of the 7 year service period for an agreed amount equal to NIS 1 million (approximately - $ 0.3 million), and following which the Hospital will also have the option to acquire annual maintenance services (including spare parts) from the Company. If the option to acquire is not exercised, then the Company will be responsible to dismantle and vacate the TES unit from the Hospital premises.

The Company is in the process of obtaining the regulatory permission to the construction of the TES unit on the hospital grounds.

D.	Steam service agreement

On August 12, 2024 an agreement was signed between the Company and a pet food manufacturer in Hungary (the customer”), whereby the Company will build and operate a bGenTM TES unit on a piece of land that is adjacent to the customer’s factory, and provide agreed upon steam outputs (as specified in the agreement) to the customer on exclusive basis (the service). The initial term of the service under the agreement is for 12 years from commencement of operations, which can be extended for additional 6 years each time, if mutually agreed by the parties. During the term of the service, the customer has undertaken to consume and pay for the entire amount of agreed heat outputs, paid on a quarterly basis. The service fee will be calculated and charged to the customer in Euros on a monthly basis; the fees will be calculated as a fixed percentage of the gas price the customer had to pay for the operation of the TES unit. Such calculation will also take into account the Carbon Emission’s price the customer had to pay.

Commencement of building of the TES unit is conditional on receiving relevant permits from authorities.

Subsequent to balance sheet date, the Company and its Spanish partner incorporated a new Hungarian company (100% controlled by the Spanish JV), that will acquire the land and carry out the agreement.

E.	Product & Service Distribution Agreement (certain U.S. states)

On June 3, 2024, the Company entered into an agreement with a United States domiciled third party, that will act as an exclusive distributor of the Company’s products and services in certain US states in North America (“the Distributor”), for a period of 5 years, subject to the Distributor’s achievement of certain targets, milestones and KPIs for each year within the term. Having achieved these targets and milestones, the agreement will be extended for additional 5 years.

In addition to payments for the Company’s products and services, the Company shall be entitled to royalties of 10% from the net price attributed to any customer for sale of products and services (net price – net of payments to the Company on purchase orders and O&M service agreements).

The Company may yet establish local bGenTM TES System manufacturing capabilities in the territory or offer sale prospects and/or customers in the territory various forms of EaaS (Energy as a Service) business model without limitation, which does not preclude the Distributor’s right to receive equipment profit margin.

F.	The Company has entered into an agreement with a number of service providers for the purpose of locating and recruiting investors. The consideration for these agreements is on a basis of success in recruitment only, at a rate of 2% to 5% of the gross investment amount that will be recorded as share issuance costs that will be deducted from the premium on shares.

G.	The Company has also entered into an agreement with a sales agent, pursuant to which the Company may offer and sell its Ordinary Shares, from time to time, to or through the Sales Agent - see Note 11A.